INVESTMENTS (Details 5) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	$ 382,000,000	$ 1,215,000,000
Gross unrecognized losses less than 12 months	7,000,000	134,000,000
Fair value 12 months or longer	2,311,000,000	7,242,000,000
Gross unrecognized losses 12 months or longer	396,000,000	1,031,000,000
Fair value, total	2,693,000,000	8,457,000,000
Gross unrecognized losses, total	403,000,000	1,165,000,000
Unrealized loss, other than temporary impairment, not credit loss, recorded in AOCI	1,500,000,000	2,300,000,000
Mortgage-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	88,000,000	735,000,000
Gross unrecognized losses less than 12 months	7,000,000	63,000,000
Fair value 12 months or longer	1,522,000,000	4,827,000,000
Gross unrecognized losses 12 months or longer	351,000,000	689,000,000
Fair value, total	1,610,000,000	5,562,000,000
Gross unrecognized losses, total	358,000,000	752,000,000
State and municipal securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value 12 months or longer	383,000,000	682,000,000
Gross unrecognized losses 12 months or longer	37,000,000	72,000,000
Fair value, total	383,000,000	682,000,000
Gross unrecognized losses, total	37,000,000	72,000,000
Corporate
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value 12 months or longer		1,427,000,000
Gross unrecognized losses 12 months or longer		254,000,000
Fair value, total		1,427,000,000
Gross unrecognized losses, total		254,000,000
Asset-backed securities
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months		480,000,000
Gross unrecognized losses less than 12 months		71,000,000
Fair value 12 months or longer	406,000,000	306,000,000
Gross unrecognized losses 12 months or longer	8,000,000	16,000,000
Fair value, total	406,000,000	786,000,000
Gross unrecognized losses, total	8,000,000	87,000,000
Foreign Government
Held-to-maturity Securities, Continuous Unrealized Loss Position
Fair value less than 12 months	294,000,000
Fair value, total	$ 294,000,000